Deferred Income Taxes - Summary of Movement in Deferred Income Tax Accounts (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Movement In Deferred Income Tax Accounts [line items]
Beginning of financial year	$ 2,375	$ 1,615
Beginning of financial year	6,948	4,674
Tax charge (Note 11)	(2,500)	(868)
End of financial year	8,913	6,948
End of financial year	1,879	2,375
Noncurrent Deferred Income Liabilities [member]
Disclosure Of Movement In Deferred Income Tax Accounts [line items]
Currency revaluation adjustment	(101)	36
Acquisition of subsidiary	0	1,393
Tax charge (Note 11)	$ (395)	$ (669)